VictoryShares Free Cash Flow ETF Average Annual Total Returns	12 Months Ended	13 Months Ended	30 Months Ended		60 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	12.76%	20.77%		13.59%	14.32%	14.59%
Victory U.S. Large Cap Free Cash Flow Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.14%		22.20%
Russell 1000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%		15.38%		11.33%		10.53%
VictoryShares Free Cash Flow ETF
Prospectus [Line Items]
Average Annual Return, Percent	17.53%		21.44%	[1]
VictoryShares Free Cash Flow ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.02%		21.00%	[1]
VictoryShares Free Cash Flow ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.64%		16.80%	[1]

[1]	Inception date is June 22, 2023.